ACCRUED EXPENSES AND OTHER LIABILITIES	12 Months Ended
Dec. 31, 2022
Payables and Accruals [Abstract]
ACCRUED EXPENSES AND OTHER LIABILITIES
NOTE 9:-	ACCRUED EXPENSES AND OTHER LIABILITIES

	December 31,
	2022	2021

Employees and payroll accruals	$13,029	$17,676
Accrued expenses	12,003	10,508
Advances from customers	1,998	2,690
Taxes payable	4,892	6,013
Warranty provision	1,239	1,400
Derivatives	942	329
Sales return provision	604	2,315
Operating lease liability short-term	22,741	22,772
Contingent consideration liability and other	1,329	831

	$58,777	$64,534